National Commerce Corporation (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
National Commerce Corporation (Parent Company Only) Financial Information
(16)	National Commerce Corporation (Parent Company Only) Financial Information

Balance Sheets

December 31, 2014 and 2013

	2014	2013
Assets
Cash and due from banks	$829	805
Investment in subsidiaries	133,909	87,609
Other assets	1,557	535

Total assets	$136,295	88,949

Liabilities and Shareholders’ Equity
Other liabilities	$134	10

Total liabilities	134	10

Commitments
Shareholders’ equity:
Common stock	75	5,730
Additional paid-in capital	131,455	91,774
Accumulated deficit	(3,453)	(8,856)
Accumulated other comprehensive income	845	291

Total shareholders’ equity attributable to NCC	128,922	88,939
Noncontrolling interest	7,239	—

Total shareholders’ equity	136,161	88,939

Total liabilities and shareholders’ equity	$136,295	88,949

Statements of Earnings

For the Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
Income	$—	—	—
Other expense	458	123	97

Total expenses	458	123	97

Loss before equity in undistributed earnings of subsidiaries	(458)	(123)	(97)
Equity in undistributed earnings of subsidiaries	5,764	4,079	2,117
Income tax benefit	97	50	37

Net earnings	$5,403	4,006	2,057

Statements of Cash Flows

For the Years Ended December 31, 2014, 2013 and 2012

	2014	2013	2012
Cash flows from operating activities:
Net earnings	$5,403	4,006	2,057
Adjustments to reconcile net earnings to net cash used by operating activities
Equity in undistributed earnings of subsidiaries	(5,764)	(4,079)	(2,117)
Depreciation	1	—	—
Deferred income tax expense (benefit)	162	(81)	(37)
Change in other assets	(285)	—	—
Change in other liabilities	121	10	(25)

Net cash used by operating activities	(362)	(144)	(122)

Cash flows from investing activities
Cash paid in acquisition	(3,201)	—	—

Net cash used by financing activities	(3,201)	—	—

Cash flows from financing activities
Proceeds from stock offerings, net of offering expenses of $28	2,972	—	—
Proceeds from exercise of stock options and warrants	615	—	—

Net cash provided by financing activities	3,587	—	—

Net change in cash	24	(144)	(122)

Cash at beginning of year	805	949	1,071

Cash at end of year	$829	805	949